Label	Element	Value
C000206229 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.40%
C000206231 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.40%
C000206230 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.40%
C000206228 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.40%
C000206232 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.40%
C000048888 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.40%